INCOME TAXES - Deferred tax assets, net (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021
INCOME TAXES
Net operating loss carryforward		$ 39,841
Startup/Organization Expenses		181,309
Total deferred tax assets	$ 339,635	221,150
Valuation allowance		$ (221,150)